Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 506,000	$ 482,000	$ 432,000
Income Tax Examination, Penalties and Interest Expense	3,500	1,500	2,000
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
January 1 Balance	633,000	558,000	532,000
Additions based on tax positions related to the current year	117,000	117,000	80,000
Additions for tax positions of prior years	0	38,000	16,000
Reductions for tax positions of prior years	(9,000)	0	0
Reductions due to statute of limitations	(77,000)	(80,000)	(70,000)
December 31 Balance	664,000	633,000	558,000
Income Tax Examination, Penalties and Interest Accrued	$ 74,000	$ 70,500	$ 69,000